SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Short-term investment	$ 17,729	$ 42,949
Minimum [Member]
Schedule of Investments [Line Items]
Annual rate	2.30%
Maximum [Member]
Schedule of Investments [Line Items]
Annual rate	8.00%